Other Assets - Schedule of Prepaid Expense and Other Current Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Receivables from third party payment service providers, allowance for doubtful accounts		¥ 3,949	¥ 28,665		¥ 28,195	¥ 28,615
Asset impairment charges			63,460
Other Assets, Noncurrent		45,473	63,640	$ 6,298
Gold [Member]
Asset impairment charges		0	0
Other Assets, Noncurrent	[1]	¥ 31,658	¥ 32,378

[1]	As of March 31, 2023 and 2024, the Company has physical gold on hand of RMB32,378 and RMB31,658, respectively. As the Company intends to hold the gold for an indefinite long term period, the Company has recorded the asset in “other non-current assets” on the Consolidated Balance Sheets. The Company will record any decline in net realizable value lower than acquisition cost as a non-operating loss. The net realizable value is determined based on market value less cost to sale. Any recovery in valuation will only be recognized to the extent of previously recorded fiscal year losses, and only to the extent such recovery occurs in the same fiscal year as when such losses were recorded. As of March 31, 2023 and 2024, the market value of the gold less cost to sell was higher than its purchase cost. Therefore, there was no impairment loss recognized for the year ended March 31, 2023 and 2024.